Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Equity Abstract
Schedule of share capital

	December 31, 2023
Shareholders	Common shares	Golden shares	Total
Previ	395,314,056	-	395,314,056
Mitsui&co	286,347,055	-	286,347,055
Blackrock, Inc	264,763,034	-	264,763,034
Total shareholders with more than 5% of capital (i)	946,424,145	-	946,424,145
Free floating	3,353,430,143	-	3,353,430,143
Golden shares	-	12	12
Total outstanding (without shares in treasury)	4,299,854,288	12	4,299,854,300
Shares in treasury	239,153,280	-	239,153,280
Total capital	4,539,007,568	12	4,539,007,580

(i) The number of shares is based on communications sent by shareholders pursuant to Resolution 44 issued by the Brazilian Securities Exchange Commission (“CVM”).

Schedule of cancelation of treasury shares

	Number of canceled shares	Carrying amount
Cancelation approved on March 2, 2023 (i)	239,881,683	4,164
Year ended December 31, 2023	239,881,683	4,164

Cancelation approved on February 24, 2022 (i)	133,418,347	2,830
Cancellation approved on July 28, 2022	220,150,800	3,786
Year ended December 31, 2022	353,569,147	6,616

Schedule of share buyback program

	Total of shares repurchased		Effect on cash flows
	Year ended December 31,
	2023	2022	2023	2022
Shares buyback program up to 150,000,000 shares (i)
Acquired by Parent	1,500,000	-	22	-
Acquired by wholly owned subsidiaries	1,500,000	-	22	-
Total	3,000,000	-	44	-

Shares buyback program up to 500,000,000 shares (ii)
Acquired by Parent	93,638,352	87,779,900	1,378	1,375
Acquired by wholly owned subsidiaries	88,058,750	90,847,177	1,292	1,410
Total	181,697,102	178,627,077	2,670	2,785

Shares buyback program up to 470,000,000 shares (iii)
Acquired by Parent	-	81,855,600	-	1,501
Acquired by wholly owned subsidiaries	-	96,959,900	-	1,750
Total	-	178,815,500	-	3,251
Shares buyback program	184,697,102	357,442,577	2,714	6,036

(i) On October 26, 2023, a new share buyback program limited to a maximum of 150,000,000 common shares and their respective ADRs, over the next 18 months started from the end of the program previously on going.

(ii) On April 27, 2022, the Board of Directors approved the common shares buyback program, limited to a maximum of 500,000,000 common shares or their respective ADRs, with a term of 18 months.

(iii) On April 1, 2021, the Board of Directors approved the common share buyback program, limited to a maximum of 270,000,000 common shares or their respective ADRs. In continuation of the previous program, the Board of Directors approved a new share repurchase program on October 28, 2021, with a limit of up to 200,000,000 common shares or their respective ADRs. Both programs ended in 2022.

Schedule of profit distribution

	2023	2022
Net income of the year	7,983	18,788
Appropriation to legal reserve (i)	-	(276)
Appropriation to tax incentive reserve	(891)	(1,157)
Net income after appropriations to legal reserve and tax incentive reserve	7,092	17,355

Minimum remuneration to shareholders (ii)	2,042	4,386

Additional shareholders' remuneration
from the net income for the year	4,066	437

Total remuneration to shareholders	6,108	4,823
Appropriation to statutory reserve	984	8,821
Appropriation to retained earnings reserve	-	3,711

(i) In 2022, the limit of 20% of the share capital for the constitution of the legal reserve was reached, in accordance with article 193 of Law 6,404 and article 39 of the Company's By-laws.

(ii) Mandatory minimum remuneration was fully approved.

Schedule of profit reserves

	Legal reserve	Tax incentive reserve	Statutory reserve	Retained earnings reserve	Additional remuneration reserve	Total of profit reserves
Balance as of December 31, 2021	2,523	3,083	6,898	-	3,198	15,702
Allocation of income	276	1,157	8,821	3,711	437	14,402
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	-	(3,500)	(3,500)
Treasury shares cancellation	-	-	(6,616)	-	-	(6,616)
Tranfer of reserves	-	3	(3)	-	-	-
Translation adjustment	165	173	249	(133)	302	756
Balance as of December 31, 2022	2,964	4,416	9,349	3,578	437	20,744
Allocation of income	-	891	984	-	2,364	4,239
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	-	(437)	(437)
Treasury shares cancellation	-	-	(4,164)	-	-	(4,164)
Translation adjustment	230	383	604	278	-	1,495
Balance as of December 31, 2023	3,194	5,690	6,773	3,856	2,364	21,877